Income Taxes (Details) - Schedule of income tax recognized in profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Recognized In Profit Or Loss Abstract
Current tax	$ 533,522	$ 791,856	$ 576,834
Deferred tax (benefit) expense	(16,602)	22,700	(51,173)
Income tax recognized in profit or loss	$ 516,920	$ 814,556	$ 525,661